RECEIVABLES - Receivables consist (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade receivables	$ 26,927	$ 16,616	$ 14,249
Notes receivables	5,034
Total receivables	$ 31,961	$ 16,616